FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The carrying values and fair values of the Company’s long-term debt as at December 31, 2024 and 2023 are as follows:

	2024	2024	2023	2023
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including current portion	17,055	16,959	14,986	14,849

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities as at December 31, 2024 and 2023 is as follows:

As at December 31, 2024 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	17,055	16,959	—	16,959	—
Derivative instruments (Notes 14 & 15)
Cash flow hedges, including current portion	7	7	—	7	—
	17,062	16,966	—	16,966	—

As at December 31, 2023 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	14,986	14,849	—	14,849	—
Derivative instruments (Note 15)
Cash flow hedges, including current portion	2	2	—	2	—
	14,988	14,851	—	14,851	—

Summary of the Amounts Recorded in OCL and Reclassified to Financing Charges	The following table shows the amounts recorded in OCL and reclassified to financing charges for the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)	2024	2023
Amounts recorded in OCL
Before tax loss	1	5
After tax loss	1	4
Amounts reclassified to financing charges
Before tax gain	(4)	(2)
After tax gain	(3)	(2)